REVENUE AND EXPENSES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
REVENUE AND EXPENSES

10.	REVENUE AND EXPENSES

Revenues

The breakdown of Codere Online’s revenues for the six months ended June 30, 2023 and 2022 is as follows:

	06/30/2023	06/30/2022
Sports betting	36,296	28,386
Casino wagering	38,339	22,876
Total	74,635	51,262

No single customer contributed more than 10% of revenue for the six months ended June 30, 2023, and 2022.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	06/30/2023	06/30/2022
Spain	35,941	27,281
Mexico	31,959	19,571
Colombia	4,659	2,785
Panama	1,270	903
Others	806	722
Total	74,635	51,262

Personnel expenses

The heading personnel expenses of the attached Unaudited Interim Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2023 and 2022 includes expenses for wages, salaries, long term incentive plans, benefits (and other similar concepts) and social security and other social contributions expenses payable by Codere Online.

	06/30/2023	06/30/2022
Wages, salaries and similar	6,489	4,747
LTIP provision	1,256	1,004
Social security contributions payable by Codere Online	1,048	692
Total	8,794	6,443

Depreciation and amortization

The breakdown of depreciation and amortization in the Unaudited Interim Condensed Consolidated Financial Statements as of and for the six months ended June 30, 2023 and 2022 is as follows:

	06/30/2023	06/30/2022
Depreciation of property, plant and equipment	36	33
Amortization of intangible assets	11	313
Amortization of right-of-use assets	-	-
Total	47	346

Other operating expenses

The breakdown of other operating expenses for the six months ended June 30, 2023 and 2022 is as follows:

	06/30/2023	06/30/2022
Gambling taxes	7,580	4,701
Leases	257	263
Utilities, repairs and maintenance	667	450
Professional services and other expenses	30,186	24,127
Business e-Mail Compromise Incident	-	744
Casino license royalties	3,018	1,968
Marketing expenses	35,393	37,485
Total	77,101	69,738

Codere Online recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses mainly include: (i) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer, (ii) the payment processing which allow our customers to deposit and withdraw using platforms and (iii) also some of our most popular sports odds are obtained through external providers. Additionally, certain other expenses, such as those relating to marketing and customer relationship management (CRM) tools, are included in this detail.

Finance income / (cost)

The breakdown of finance income for the period ended June 30, 2023 and 2022 is as follows

	06/30/2023	06/30/2022
Interest Income/(Expenses)	1,136	21
Exchange rate impact	2,844	6,206
Argentina Hyperinflation Impact	4,251	544
Decrease/(Increase) in Fair Value of Public Warrants	334	3,592
Impact of IFRS 9 on accounting for financial instruments, including impairment*	-	(136)
Total	8,565	10,227

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

Net financial results amounted to €8,565 thousand euros in the six months ended June 30, 2023, and were primarily related to the Argentina hyperinflation impact and to the fluctuation of the exchange rates that Codere Online has incurred between euro and other currencies and the change in fair value of the warrants as described in Codere Online’s Consolidated Carve-out Financial Statements as of December 31, 2022.

Codere Online has recorded the impact of the exchange rate and the change in fair value of the warrants as finance income amounting to €334 thousand and €3,592 thousand respectively for the six months ended June 30, 2023 and June 30, 2022.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the period attributable to equity holders of the Parent by (b) the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the period attributable to ordinary equity holders of the Parent by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of warrants throughout 2023 qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares are disregarded in the calculation of diluted earnings per share.

Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, earnings per share has been adjusted for all periods presented to reflect the number of shares issued and outstanding giving an amount of 45,121,956 for the six months ended June 30, 2023, and 2022, which corresponds to the amount of shares attributable to CNEW (66.5%) without giving effect to the capital contribution of the DD3 shareholders and the resources obtained by the Nasdaq listing.

Both basic and diluted earnings per share attributable to equity holders of Codere Online are calculated based on the following data, in each case for the six months ended June 30, 2023 and June 30, 2022.

	06/30/2023	06/30/2022
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(305)	(16,761)
Weight average number of shares outstanding:
Basic	45,259,185	45,259,185
Diluted	45,259,185	45,259,185
Basic earnings per share (euros)	(0.007)	(0.370)
Diluted earnings per share (euros)	(0.007)	(0.370)